Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2014
Operating activities
Net income	$ 44,312
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation	26,522
Amortization of debt issuance costs	2,007
Losses (Gain) on sale of fixed assets	158
Deferred income taxes	(898)
Charge for stock-based compensation	1,951
(Increase) decrease,
Prepaid expenses and other current assets	(5,201)
Other assets	(273)
Increase (decrease),
Accounts payable	43
Accrued expenses	(6,788)
Accrued interest	24,814
Accrued salaries and wages	(2,202)
Gaming, pari-mutuel, property and other taxes	4,975
Income taxes	(11,367)
Other current and noncurrent liabilities	1,674
Net cash provided by (used in) operating activities	79,727
Investing activities
Capital project expenditures, net of reimbursements	(24,002)
Capital maintenance expenditures	(871)
Increase in cash in escrow	(3,356)
Funding of loan receivable	(43,000)
Principal payments on loan receivable	2,000
Acquisition of real estate	(140,730)
Net cash used in investing activities	(209,959)
Financing activities
Dividends paid	(270,040)
Proceeds from exercise of options	13,321
Proceeds from issuance of long-term debt	182,008
Payments of long-term debt	(32,000)
Net cash (used in) provided by financing activities	(106,711)
Net increase in cash and cash equivalents	(236,943)
Cash and cash equivalents at beginning of year	285,221
Cash and cash equivalents at end of year	$ 48,278